Commitments and Contingencies - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Commitments and contingencies [line items]
Various contracts with vendors and contractors for the acquisition of plant and machinery, equipment and various civil contracts of a capital nature	₨ 115,292	₨ 100,187
Various contracts with vendors and contractors for the acquisition of intangible assets of a capital nature	5,676	5,814
Motor vehicles [member]
Commitments and contingencies [line items]
Tax possession amount	369
Fiat India Automobiles Pvt Ltd, [member]
Commitments and contingencies [line items]
Refund of VAT held	516
Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Various contracts with vendors and contractors for the acquisition of plant and machinery, equipment and various civil contracts of a capital nature	284	127
Tata Advances Systems Ltd [member]
Commitments and contingencies [line items]
Performance guarantee amount	6,915		$ 100
Chery Jaguar Land Rover Automotive Co. Limited [member]
Commitments and contingencies [line items]
Committed to contribute under the joint venture agreement	36,064	36,221
Amount contributed under the joint venture agreement	29,624	29,753
Outstanding commitment under the joint venture agreement	6,440	6,468
Income tax contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	5,410
Income tax contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	772	22
Customs, excise duty and service tax contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	10,240	16,717
Customs, excise duty and service tax contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	61	50
Customs, excise duty and service tax demands for more [member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases	200
Excise Authorities raised demand on account of alleged undervaluation's of ex-factory discounts given by Company on passenger vehicles through invoices [member]
Commitments and contingencies [line items]
Estimated effect of contingency	907	907
Excise Authorities raised demand and penalty due to the classification of certain chassis [member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,432	2,399
Excise Authorities denied CENVAT credit claimed by the Company from Fiscal 1992 to Fiscal 2013 [member]
Commitments and contingencies [line items]
Estimated effect of contingency	190	360
Excise Authorities levied penalties and interest with respect to CENVAT credit claimed by the Company from March 2010 to November 2012 [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	903	6,799
Excise Authorities raised demand on pre-delivery inspection charges and free after-sales service charges incurred by dealers [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	295	295
Exicse authorities confirmed demand penalty towards vehicles sold below cost of production with intention to penetrate market [member]
Commitments and contingencies [line items]
Estimated effect of contingency	909	909
Excise Authorities Raised Demand and Penalty on Account of Alleged Undervaluation of Product [member]
Commitments and contingencies [line items]
Estimated effect of contingency	912
Excise Authorities Raised Demand and Penalty on Account of Alleged Non Payment of Service Tax [member]
Commitments and contingencies [line items]
Estimated effect of contingency	235
Sales Tax Authorities Have Given in Appeal in Case of Export of Chassis Offers Body Building [member]
Commitments and contingencies [line items]
Estimated effect of contingency	1,488
Other taxes and dues contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	4,516	3,670
Other taxes and dues contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	168	18
Other Taxes and Dues demands for more [member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases	200
Municipal authorities raised demand for higher octroi duties [member]
Commitments and contingencies [line items]
Estimated effect of contingency	617	617
Local municipal authorities demand for property tax [member]
Commitments and contingencies [line items]
Estimated effect of contingency	644	568
Local authorities demand for Sales tax / VAT in respect of spare parts used for carrying out warranty repairs [member]
Commitments and contingencies [line items]
Estimated effect of contingency	341	305
Excise Authorities Denied CENVAT Credit Claimed by the Company From Fiscal 2006 to Fiscal 2017 [member]
Commitments and contingencies [line items]
Estimated effect of contingency	875
Sales tax contingent liability [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	12,841	10,962
Sales tax contingent liability [Member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	125	109
Sales tax demands for more [Member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases	200
Sales Tax Authorities raised demand towards rejection of certain statutory forms for concessional lower/nil tax rate [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,618	2,694
Sales Tax Authorities denied input tax credit and levied interest and penalty thereon due to varied reasons [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	4,652	4,360
Sales tax demand aggregating raised sales tax authorities for non submission of Maharashtra trial balance [member]
Commitments and contingencies [line items]
Estimated effect of contingency	467	958
Sales tax authorities have raised demand for entry tax liability at various states [member]
Commitments and contingencies [line items]
Estimated effect of contingency	₨ 840	₨ 239